August 13, 1999

Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE: Rule 497(e) prospectus supplement filing for Fortis Income Portfolios, Inc.
     File No.: 811-2341 and 2-46686; and

     Rule 497(e) prospectus supplement filing for Fortis Advantage Portfolios, Inc.
     File No.: 811-5355 and 33-17759

Enclosed for filing is a Rule 497(e) prospectus supplement for the above referenced investment companies. The purpose of this supplement is to amend the portfolio management disclosure for the Strategic
Income Fund and High Yield Portfolio.

Please contact me at 651-738-5602 if you have questions.

Sincerely,

/s/ Scott R. Plummer

Scott R. Plummer
Vice President and Associate General Counsel



























Fortis Income Portfolios, Inc.
     Strategic Income Fund

Fortis Advantage Portfolios, Inc.
     High Yield Portfolio

Supplement to Fortis Bond Funds Prospectus
Dated December 1, 1998

The following information supersedes any contrary information contained on page 18 of the Bond Funds prospectus in the section entitled Portfolio
Managers:

Kendall C. Peterson has replaced Ho Wang as a member of both the Strategic Income Fund and High Yield Portfolio portfolio management teams. From July 1985 to July
1999 Mr. Peterson was a fixed income portfolio manager for The Prudential Insurance Company of America in
Newark, New Jersey.  Mr. Peterson is located at One
Chase Manhattan Plaza, New York, New York 10005.